Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Schedule of loans and borrowings

	As of December 31
in 000€	2023	2022	2021
K€50,000 KBC credit facility	—	—	—
K€35,000 EIB bank loan	21,667	27,500	33,333
K€28,000 acquisition bank loan	10,000	12,559	15,604
K€17,700 secured bank loans	14,904	16,165	16,592
K€12,300 bank loans ACTech	3,546	5,860	8,160
K€5,000 other facility loan	1,496	1,881	2,248
Bank investment loans - top 20 outstanding	4,778	8,828	12,852
Bank investment loans - other	—	606	1,569
Lease liabilities	7,943	7,485	8,621
Related party loan	64	96	128
Total loans and borrowings	64,398	80,980	99,107
Current	25,483	19,960	21,202
Non-Current	38,915	61,020	77,905

Schedule of changes of liabilities for financing activities

	For the year ended December 31
in 000€	2023	2022	2021
At January 1,	80,980	99,107	115,110
Repayment of loans & borrowings	(16,723)	(17,708)	(14,277)
New leases	3,919	2,871	2,355
Repayment of leases	(3,549)	(3,379)	(3,775)
Loans acquired from business combination	—	100	—
Net foreign exchange movements	(229)	(11)	(306)
At December 31,	64,398	80,980	99,107